Note 3. Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 18, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		11,666,667.000
Sale of Stock, Price Per Share		$ 337,800,000.000			$ 7.25
(Loss) income from discontinued operations, net of tax		$ (91.0)	$ (40.3)	$ 122.7
Net (loss) income from discontinued operations attributable to shareholders		(90.2)	(42.7)	121.3
Cash provided by (used in) discontinued operations		47.4	(62.4)	52.9
SunEdison Semiconductor Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party		65.5	123.9	142.3
Due from Affiliate, Current		5.1	74.0
Investment Owned, Balance, Shares	10,608,904
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	25.60%
Net sales		837.7	911.5	927.4
Net sales to affiliates		2.4	9.1	6.8
Cost of goods sold		761.1	838.9	852.4
Gross profit		79.0	81.7	81.8
Operating expenses (income)		160.8	100.7	(45.7)
Operating (loss) income		(81.8)	(19.0)	127.5
Non-operating expenses (income)		6.0	(7.7)	1.2
(Loss) income from discontinued operations before tax		(87.8)	(11.3)	126.3
Income tax expense		2.6	29.0	3.6
(Loss) income from discontinued operations, net of tax		(90.4)	(40.3)	122.7
Equity in loss of equity method investments, net of tax		(0.6)	0.0	0.0
Net (loss) income from discontinued operations		(91.0)	(40.3)	122.7
Net loss (income) attributable to noncontrolling interests		0.8	(2.4)	(1.4)
Net (loss) income from discontinued operations attributable to shareholders		(90.2)	(42.7)	121.3
Net cash (used in) provided by operating activities of discontinued operations		(50.3)	60.4	46.1
Net cash used in investing activities of discontinued operations		(92.7)	(113.7)	(145.5)
Net cash provided by financing activities of discontinued operations		193.2	1.1	153.1
Effect of exchange rate changes on cash and cash equivalents		(2.8)	(10.2)	(0.8)
Cash provided by (used in) discontinued operations		$ 47.4	$ (62.4)	$ 52.9